Supplementary subsidiary guarantee information required under SEC rules	6 Months Ended
Sep. 30, 2025
Supplementary Subsidiary Guarantee Information Required under SEC Rules [Abstract]
Supplementary subsidiary guarantee information required under SEC rules
19. Supplementary subsidiary guarantee information required under SEC rules:
The Company provides several guarantees of debts of its subsidiaries.
The Company has fully and unconditionally guaranteed the securities issued by Nomura America Finance LLC (“NAFL”), which is an indirect, wholly owned finance subsidiary of the
Company
. NAFL operates as a special purpose entity. It was formed for the purpose of issuing debt securities to repay existing credit facilities, refinance indebtedness, and for acquisition purposes. The guarantee will remain in effect until the entire principal, if any, of, and interest and premium, if any, on, the securities has been paid in full or discharged in accordance with the provisions of the indenture, or otherwise fully defeased by the Company.